Reverse Stock Split (Details Narrative)	Jan. 20, 2016 $ / shares shares
Reverse Stock Split
Reverse stock split	1-for-200
Common stock, par value | $ / shares	$ 0.001
Common stock , shares issued	200
Common stock, shares outstanding	200